Related Parties (Tables)	12 Months Ended
Mar. 31, 2019
Disclosure Of Transactions Between Related Parties [Line Items]
Summary of Key Management Personnel Compensation

Key Management Personnel Compensation**

Key management personnel compensation comprised:

	For the year ended March 31
Particulars	2017	2018	2019
Short-term employee benefits	3,142	4,976	2,239
Contribution to defined contribution plan	108	94	68
Share based payment	14,892	27,714	21,984
Legal and professional	150	86	76
Total	18,292	32,870	24,367

Note: **	Provision for gratuity and compensated absences has not been considered, since the provisions are based on actuarial valuations for the Group’s entities as a whole.

Summary of Transactions with Entity Providing Key Management Personnel Services	(B) Transactions with Entity providing Key Management Personnel Services:
	For the year ended March 31
Transactions	2017	2018	2019
Key management personnel services	3	2	2
Consultancy services	23	22	26

Entities with joint control or significant influence over entity [member]
Disclosure Of Transactions Between Related Parties [Line Items]
Summary of Transactions with Related Party
	As at March 31
Balance Outstanding	2018	2019
Funds in transit	4,684	8,747
Trade and other receivables	195	70

Summary of Transactions with Equity-Accounted Investee and Its Subsidiaries

	For the year ended March 31
Transactions	2017	2018	2019
Revenue from air ticketing	27	36	38
Services received	34	75	—

	As at March 31
Balance Outstanding	2018	2019
Trade and other receivables/(contract liability)	10	(2)